RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Payable to related parties	$ 80,212	$ 18,000	$ 80,212	$ 18,000
Business Instincts Group [Member] | Business Services Agreement [Member]
IfrsStatementLineItems [Line Items]
Incurred fees	85,395	65,701	165,345	125,702
Payable to related parties
Alberta Ltd [Member] | Independent Consultant Agreement [Member]
IfrsStatementLineItems [Line Items]
Incurred fees	310,192	109,438	414,419	215,688
Payable to related parties
Scott Larson [Member] | Executive Agreement [Member]
IfrsStatementLineItems [Line Items]
Incurred fees	36,597	36,991	39,458	77,424
Payable to related parties	$ 9,000		$ 9,000